Related Parties Transactions	12 Months Ended
Jun. 30, 2025
Related Parties Transactions [Abstract]
Related Parties Transactions
11.	Related Parties Transactions

The table below sets forth the major related parties and their relationships with the Group as of June 30, 2025 and 2024:

No.	Related Parties	Relationship
1	Ufintek Group Pte. Ltd.	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
2	Stony Holdings Limited	Shareholder of Helport AI Limited
3	Ms. Fan Yu	Chairman of the Board of Directors of Helport Limited
4	Ms. Yizhou Wang	Financial Director of Helport Singapore
5	Helport (Thailand) Co., Ltd	Equity investments with 49% shareholding
6	Ms. Michelle Zhang	Spouse of key management
7	Mr. Chunyi Hao	Shareholder of Helport AI Limited
(a)	The Group entered into the following transactions with related parties:

	For the fiscal years ended June 30,
	2025	2024	2023
Nature

Loan to a related party
Helport (Thailand) Co., Ltd	$10,372	$-	$-

Loan from related parties
Stony Holdings Limited	$-	$84,991	$-
Ufintek Group Pte. Ltd.	$-	$-	$561,703
Yu Fan	$-	$269,986	$7,356
Michelle Zhang	$515,576	$-	$-

Advance payment from a related party
Wang Yizhou	$-	$-	$1,524

Reimbursement for advance payment from a related party
Wang Yizhou	$-	$1,524	$-
Yu Fan	$160,025	$-	$-

Service fees paid to a related party
Wang Yizhou	$-	$-	$751

Loans repayment to related parties
Ufintek Group Pte. Ltd.	$74,261	$3,638	$-
Yu Fan	$109,961	$-	$45,102
Michelle Zhang	$199,582	$-	$-
Stony Holdings Limited	$84,991	$-	$-

(b)	The Group had the following balances with related parties:

	As of June 30,
	2025	2024
Amount due from a related party:
Helport (Thailand) Co., Ltd (1)	10,372	-
Total	$10,372	$-
(1)	The balance represents the advance funds paid on behalf of the related party for its daily operational purposes.
	As of June 30,
	2025	2024
Amount due to related parties:
Chunyi Hao (1)	$1,300,000	$-
Michelle Zhang (2)	764,447	-
Ufintek Group Pte. Ltd. (3)	558,213	604,084
Yu Fan (3)	6,715	276,701
Helport (Thailand) Co., Ltd (4)	30,181	-
Stony Holdings Limited (5)	-	84,991
Total	$2,659,556	$965,776
(1)	As of the Closing Date, US$1,500,000 remained outstanding under the Tristar Promissory Notes held by Mr. Chunyi Hao. In connection with the closing of the Business Combination, Tristar, the Company and Mr. Chunyi Hao, entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by Mr. Chunyi Hao in exchange for the issuance of the New Promissory Notes. The New Promissory Notes are unsecured and shall be due and payable on August 2, 2025. The New Promissory Notes do not bear any interest pursuant to the terms of the related contract. As of the date of this annual report, the Group was engaged in negotiations with Mr. Chunyi Hao to work out an arrangement for overdue payments. As of June 30, 2025, the outstanding aggregate principal of the New Promissory Notes was $1,300,000.

(2)	The balance represents the amount outstanding from the interest-bearing loan provided by the related party, with an annual interest rate of 5.5%. For the year ended June 30, 2025, the interest expenses were $16,742.

(3)	The balance represents the advance funds received from related parties for daily operational purposes.

(4)	The balance represents the capital contribution that the Company is obligated to pay to related parties.

(5)	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provide the Group with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit. As of June 30, 2025, the Group had fully settled the outstanding balance.